Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule of Property, Plant and Equipment, Net [Line Items]
Less: accumulated depreciation and amortization	$ (55,078)	$ (57,303)
Net book value	24,603	26,051
Leasehold land and buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Cost	32,233	32,233
Plant and machinery [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Cost	33,536	37,293
Furniture, fixtures and equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Cost	10,328	10,734
Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Cost	1,352	1,431
Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Cost	4,540	4,432
Impairment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Impairment	(2,308)	(2,769)
Cost [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Cost	$ 79,681	$ 83,354